Segment Reporting	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting

The Company has determined that it has four reportable segments based on how management reviews and manages its business. These reportable segments include: Real Estate Finance, Net Lease, Operating Properties and Land and Development. The Real Estate Finance segment includes all of the Company's activities related to senior and mezzanine real estate loans and real estate related securities. The Net Lease segment includes the Company's activities and operations related to the ownership of properties generally leased to single corporate tenants. The Operating Properties segment includes the Company's activities and operations related to its commercial and residential properties. The Land and Development segment includes the Company's activities related to its developable land portfolio.
The Company evaluates performance based on the following financial measures for each segment. The Company's segment information is as follows ($ in thousands):

	Real Estate Finance	Net Lease	Operating Properties	Land and Development	Corporate/Other(1)	Company Total
Year Ended December 31, 2016
Operating lease income	$—	$126,164	$64,593	$423	$—	$191,180
Interest income	129,153	—	—	—	—	129,153
Other income	4,658	1,632	33,216	3,170	3,838	46,514
Land development revenue	—	—	—	88,340	—	88,340
Earnings (loss) from equity method investments	—	3,567	33,863	30,012	9,907	77,349
Income from discontinued operations	—	18,270	—	—	—	18,270
Income from sales of real estate	—	21,138	75,357	8,801	—	105,296
Total revenue and other earnings	133,811	170,771	207,029	130,746	13,745	656,102
Real estate expense	—	(18,158)	(82,401)	(36,963)	—	(137,522)
Land development cost of sales	—	—	—	(62,007)	—	(62,007)
Other expense	(2,719)	—	—	—	(3,164)	(5,883)
Allocated interest expense	(57,787)	(65,880)	(23,156)	(34,888)	(39,687)	(221,398)
Allocated general and administrative(2)	(15,311)	(17,585)	(6,574)	(13,693)	(19,975)	(73,138)
Segment profit (loss) (3)	$57,994	$69,148	$94,898	$(16,805)	$(49,081)	$156,154
Other significant non-cash items:
Recovery of loan losses	$(12,514)	$—	$—	$—	$—	$(12,514)
Impairment of assets	—	4,829	5,855	3,800	—	14,484
Depreciation and amortization	—	31,380	17,887	1,296	1,097	51,660
Capitalized expenditures	—	3,667	56,784	109,548	—	169,999

	Real Estate Finance	Net Lease	Operating Properties	Land and Development	Corporate/Other(1)	Company Total

Year Ended December 31, 2015
Operating lease income	$—	$132,968	$77,454	$785	$—	$211,207
Interest income	134,687	—	—	—	—	134,687
Other income	9,737	350	34,637	1,219	3,981	49,924
Land development revenue	—	—	—	100,216	—	100,216
Earnings (loss) from equity method investments	—	5,221	1,663	16,683	8,586	32,153
Income from discontinued operations	—	15,077	—	—	—	15,077
Income from sales of real estate	—	40,082	53,734	—	—	93,816
Total revenue and other earnings	144,424	193,698	167,488	118,903	12,567	637,080
Real estate expense	—	(21,614)	(95,888)	(29,007)	—	(146,509)
Land development cost of sales	—	—	—	(67,382)	—	(67,382)
Other expense	(2,291)	—	—	—	(4,083)	(6,374)
Allocated interest expense	(57,109)	(66,504)	(28,014)	(32,087)	(40,925)	(224,639)
Allocated general and administrative(2)	(13,128)	(15,569)	(6,988)	(11,488)	(22,091)	(69,264)
Segment profit (loss) (3)	$71,896	$90,011	$36,598	$(21,061)	$(54,532)	$122,912
Other significant non-cash items:
Provision for loan losses	$36,567	$—	$—	$—	$—	$36,567
Impairment of assets	—	—	5,935	4,589	—	10,524
Depreciation and amortization	—	34,936	24,548	1,422	1,139	62,045
Capitalized expenditures	—	4,195	84,103	94,971	—	183,269

	Real Estate Finance	Net Lease	Operating Properties	Land and Development	Corporate/Other(1)	Company Total

Year Ended December 31, 2014
Operating lease income	$—	$138,506	$90,331	$835	$—	$229,672
Interest income	122,704	—	—	—	—	122,704
Other income	21,217	987	42,000	3,327	10,052	77,583
Land development revenue	—	—	—	15,191	—	15,191
Earnings (loss) from equity method investments	—	3,260	1,669	14,966	75,010	94,905
Income from discontinued operations	—	13,122	—	—	—	13,122
Income from sales of real estate	—	6,206	83,737	—	—	89,943
Total revenue and other earnings	143,921	162,081	217,737	34,319	85,062	643,120
Real estate expense	—	(22,407)	(113,504)	(26,918)	—	(162,829)
Land development cost of sales	—	—	—	(12,840)	—	(12,840)
Other expense	(243)	—	—	—	(6,097)	(6,340)
Allocated interest expense(5)	(58,043)	(72,089)	(39,535)	(29,432)	(25,384)	(224,483)
Allocated general and administrative(2)	(13,211)	(16,603)	(9,608)	(13,062)	(22,489)	(74,973)
Segment profit (loss) (3)	$72,424	$50,982	$55,090	$(47,933)	$31,092	$161,655
Other significant non-cash items:
Recovery of loan losses	$(1,714)	$—	$—	$—	$—	$(1,714)
Impairment of assets(5)	—	3,689	8,131	22,814	—	34,634
Depreciation and amortization(5)	—	35,645	32,142	1,440	1,148	70,375
Capitalized expenditures	—	3,933	61,186	80,119	—	145,238

	Real Estate Finance	Net Lease	Operating Properties	Land and Development	Corporate/Other(1)	Company Total

As of December 31, 2016
Real estate
Real estate, net	$—	$911,112	$476,162	$—	$—	$1,387,274
Real estate available and held for sale	—	155,051	82,480	—	—	237,531
Total real estate	—	1,066,163	558,642	—	—	1,624,805
Land and development, net	—	—	—	945,565	—	945,565
Loans receivable and other lending investments, net	1,450,439	—	—	—	—	1,450,439
Other investments	—	92,669	3,583	84,804	33,350	214,406
Total portfolio assets	$1,450,439	$1,158,832	$562,225	$1,030,369	$33,350	4,235,215
Cash and other assets						590,299
Total assets						$4,825,514

As of December 31, 2015
Real estate
Real estate, net	$—	$1,009,271	$481,504	$—	$—	$1,490,775
Real estate available and held for sale	—	148,841	137,274	—	—	286,115
Total real estate	—	1,158,112	618,778	—	—	1,776,890
Land and development, net	—	—	—	1,001,963	—	1,001,963
Loans receivable and other lending investments, net	1,601,985	—	—	—	—	1,601,985
Other investments	—	69,096	11,124	100,419	73,533	254,172
Total portfolio assets	$1,601,985	$1,227,208	$629,902	$1,102,382	$73,533	4,635,010
Cash and other assets						962,782
Total assets						$5,597,792
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(1)
Corporate/Other represents all corporate level and unallocated items including any intercompany eliminations necessary to reconcile to consolidated Company totals. This caption also includes the Company's joint venture investments and strategic investments that are not included in the other reportable segments above.

(2)	General and administrative excludes stock-based compensation expense of $10.9 million, $12.0 million and $13.3 million for the years ended December 31, 2016, 2015 and 2014, respectively.

(3)	The following is a reconciliation of segment profit to net income (loss) ($ in thousands):

	For the Years Ended December 31,
	2016	2015	2014
Segment profit	$156,154	$122,912	$161,655
Less: Recovery of (provision for) loan losses	12,514	(36,567)	1,714
Less: Impairment of assets	(14,484)	(10,524)	(34,634)
Less: Depreciation and amortization	(51,660)	(62,045)	(70,375)
Less: Stock-based compensation expense	(10,889)	(12,013)	(13,314)
Less: Income tax benefit (expense)	10,166	(7,639)	(3,912)
Less: Loss on early extinguishment of debt, net	(1,619)	(281)	(25,369)
Net income (loss)	$100,182	$(6,157)	$15,765